Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Dec. 31, 2011 TransUnion Corp-Predecessor
Other assets
Investments in affiliated companies	$ 91.7	$ 88.6	$ 91.7	$ 88.6	$ 42.7
Deferred financing fees	33.2	34.0	0.6		23.7
Deposits	7.0	6.3	7.0	6.3	10.7
Other	0.9	0.9	0.8	0.8	0.7
Total other assets	$ 132.8	$ 129.8	$ 100.1	$ 95.7	$ 77.8